Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
August 31, 2026

Dates Covered
Collections Period	08/01/26 - 08/31/26
Interest Accrual Period	08/17/26 - 09/14/26
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/26	744,221,260.50	32,215
Yield Supplement Overcollateralization Amount 07/31/26	44,201,293.02	0
Receivables Balance 07/31/26	788,422,553.52	32,215
Principal Payments	31,956,275.90	948
Defaulted Receivables	2,081,420.64	62
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/26	41,802,456.43	0
Pool Balance at 08/31/26	712,582,400.55	31,205

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.90%
Prepayment ABS Speed	1.76%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,206,277.36	393
Past Due 61-90 days	3,920,960.24	139
Past Due 91-120 days	1,278,913.42	46
Past Due 121+ days	0.00	0
Total	15,406,151.02	578

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.69%
Delinquency Trigger Occurred	NO

Recoveries	1,170,948.16
Aggregate Net Losses/(Gains) - August 2026	910,472.48
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.39%
Prior Net Losses/(Gains) Ratio	1.29%
Second Prior Net Losses/(Gains) Ratio	0.96%
Third Prior Net Losses/(Gains) Ratio	0.33%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.65%

Overcollateralization Target Amount	6,413,241.60
Actual Overcollateralization	6,413,241.60
Weighted Average Contract Rate	6.33%
Weighted Average Contract Rate, Yield Adjusted	9.32%
Weighted Average Remaining Term	51.30

Flow of Funds	$ Amount
Collections	37,251,895.84
Investment Earnings on Cash Accounts	13,026.78
Servicing Fee	(657,018.79)
Transfer to Collection Account	-
Available Funds	36,607,903.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,322,798.63
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	6,640,868.61
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,413,241.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,726,061.49

Total Distributions of Available Funds	36,607,903.83

Servicing Fee	657,018.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 08/17/26	737,523,269.16
Principal Paid	31,354,110.21
Note Balance @ 09/15/26	706,169,158.95

Class A-1
Note Balance @ 08/17/26	0.00
Principal Paid	0.00
Note Balance @ 09/15/26	0.00
Note Factor @ 09/15/26	0.0000000%

Class A-2a
Note Balance @ 08/17/26	101,953,257.68
Principal Paid	17,477,291.10
Note Balance @ 09/15/26	84,475,966.58
Note Factor @ 09/15/26	36.2557796%

Class A-2b
Note Balance @ 08/17/26	80,950,011.48
Principal Paid	13,876,819.11
Note Balance @ 09/15/26	67,073,192.37
Note Factor @ 09/15/26	36.2557797%

Class A-3
Note Balance @ 08/17/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	418,000,000.00
Note Factor @ 09/15/26	100.0000000%

Class A-4
Note Balance @ 08/17/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	81,810,000.00
Note Factor @ 09/15/26	100.0000000%

Class B
Note Balance @ 08/17/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	36,510,000.00
Note Factor @ 09/15/26	100.0000000%

Class C
Note Balance @ 08/17/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/26	18,300,000.00
Note Factor @ 09/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,527,732.13
Total Principal Paid	31,354,110.21
Total Paid	33,881,842.34

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	355,986.79
Principal Paid	17,477,291.10
Total Paid to A-2a Holders	17,833,277.89

Class A-2b
SOFR Rate	3.63650%
Coupon	3.98650%
Interest Paid	259,958.59
Principal Paid	13,876,819.11
Total Paid to A-2b Holders	14,136,777.70

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0744281
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7313054
Total Distribution Amount	27.8057335

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.5278403
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.0098330
Total A-2a Distribution Amount	76.5376733

A-2b Interest Distribution Amount	1.4051816
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.0098330
Total A-2b Distribution Amount	76.4150146

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	211.80
Noteholders' Third Priority Principal Distributable Amount	583.66
Noteholders' Principal Distributable Amount	204.54

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/26	3,046,305.69
Investment Earnings	9,054.65
Investment Earnings Paid	(9,054.65)
Deposit/(Withdrawal)	-
Balance as of 09/15/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69